Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Risks and Uncertainties

NOTE 7. RISKS AND UNCERTAINTIES

The Plan invests in various investment securities and Company common stock. Investment securities and Company common stock are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with such investments, it is at least reasonably possible that changes in the values of investments will occur in the near term, and such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.